Condensed Consolidating Statement of Cash Flow (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [Line Items]
Operations	$ 293,334	$ 116,555
Investments	(100,794)	(91,150)
Financing	(169,085)	(73,784)
Effects of exchange rate changes on cash and cash equivalents	8,090	(2,245)
Increase (decrease) in cash and cash equivalents	31,545	(50,624)
Cash and cash equivalents, beginning of year	65,081	115,705
Cash and cash equivalents, end of year	96,626	65,081
Parent Company [Member]
Disclosure of subsidiaries [Line Items]
Operations	(102,901)	(160,698)
Investments	277,501	191,638
Financing	(169,085)	(73,784)
Effects of exchange rate changes on cash and cash equivalents	2,268	1,893
Increase (decrease) in cash and cash equivalents	7,783	(40,951)
Cash and cash equivalents, beginning of year	20,843	61,794
Cash and cash equivalents, end of year	28,626	20,843
Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Operations	351,782	243,364
Investments	(75,740)	(58,942)
Financing	(247,017)	(190,360)
Effects of exchange rate changes on cash and cash equivalents	2,691	(1,778)
Increase (decrease) in cash and cash equivalents	31,716	(7,716)
Cash and cash equivalents, beginning of year	5,422	13,138
Cash and cash equivalents, end of year	37,138	5,422
Non-Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Operations	44,453	33,889
Investments	(16,253)	(11,152)
Financing	(39,285)	(22,334)
Effects of exchange rate changes on cash and cash equivalents	3,131	(2,360)
Increase (decrease) in cash and cash equivalents	(7,954)	(1,957)
Cash and cash equivalents, beginning of year	38,816	40,773
Cash and cash equivalents, end of year	30,862	38,816
Consolidating Adjustments [Member]
Disclosure of subsidiaries [Line Items]
Investments	(286,302)	(212,694)
Financing	$ 286,302	$ 212,694